Segments (Reconciliation of Net Income (Loss) to EBITDA) (Detail) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting, Other Significant Reconciling Item [Line Items]
Number of operating segments | Segment	3									3
Net income (loss)	$ (95.3)	$ (756.7)	$ (610.2)	$ (72.8)	$ 29.1	$ (49.2)	$ 27.1	$ 11.0	$ 25.8	$ (1,410.6)	$ 14.7	$ (12.4)
Interest and debt expense, net	36.1				29.9					130.5	111.4	71.7
Loss on modification/extinguishment of debt										18.9	0.0	0.0
Provision (benefit) for income taxes	(0.2)				0.4					0.0	0.9	0.7
Depreciation, amortization and accretion	64.9				68.8					278.5	255.4	139.4
EBITDA	5.5				128.2					(982.7)	382.4	199.4
Crestwood Equity Partners LP
Segment Reporting, Other Significant Reconciling Item [Line Items]
Net income (loss)	(93.7)	$ (1,402.4)	$ (623.4)	$ (296.0)	18.1	$ (30.7)	$ 11.9	$ (4.8)	$ 13.2	(2,303.7)	(10.4)	(50.6)
Interest and debt expense, net	36.1				33.6					140.1	127.1	77.9
Loss on modification/extinguishment of debt										20.0	0.0	0.0
Provision (benefit) for income taxes	0.0				0.4					(1.4)	1.1	1.0
Depreciation, amortization and accretion	62.3				74.2					300.1	285.3	167.9
EBITDA	$ 4.7				$ 126.3					$ (1,844.9)	$ 403.1	$ 196.2